RECOVERABLE VALUE OF LONG-TERM ASSETS - Reversal or recogization of Impairment loss Transmission Segment (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	R$ 640,631	R$ 5,681,018	R$ 5,979,596
CLASSIFICATION - HELD FOR SALE	(102,950)
Balance at end of the year	16,681,420
Transmission
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	3,670,038
Balance at end of the year	2,593,222	3,670,038
Transmission | Cash generating unit
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	3,670,038	1,306,482	969,720
Additions	241,314	2,390,021	510,206
Reversals	(1,155,339)	(26,465)	(173,444)
CLASSIFICATION - HELD FOR SALE	(162,791)
Balance at end of the year	2,593,222	3,670,038	1,306,482
Transmission | CC 061-2001
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	2,077,006	174,389
Additions		1,902,617	174,389
Reversals	(961,144)
Balance at end of the year	1,115,862	2,077,006	174,389
Transmission | CT 006-2010 - LT Mascarenha/ Linhares (ES)
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	25,638
Balance at end of the year	25,638
Transmission | Correction/Inversion Station
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year			43,909
Reversals			(43,909)
Transmission | LT Jauru Porto Velho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	311,545	126,025
Additions		185,520
Reversals	(58,788)
Balance at end of the year	252,757	311,545	126,025
Transmission | CC 018-2012 Mossoro Ceara Mirim
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	100,497	100,497	61,681
Additions			38,816
Balance at end of the year	100,497	100,497	100,497
Transmission | CC 005-2012 Jardim NSra Socorro
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	89,830	89,830	46,788
Additions			43,042
Balance at end of the year	89,830	89,830	89,830
Transmission | CC 006-2009 Suape II and III
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	88,101	88,101	105,933
Reversals			(17,832)
Balance at end of the year	88,101	88,101	88,101
Transmission | CC 014-2008 Eunapolis TFreitas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	81,995	64,773	53,962
Additions	4,776	17,222	10,811
Balance at end of the year	86,771	81,995	64,773
Transmission | CC 020-2010 Igapora BJLapa
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	69,268	69,268	37,669
Additions			31,599
Balance at end of the year	69,268	69,268	69,268
Transmission | LT Ribeiro Goncalves - Balsas
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	65,000	35,574	73,317
Additions		29,426
Reversals	(65,000)		(37,743)
Balance at end of the year		65,000	35,574
Transmission | CC 017-2009 Natal III Sta Rita
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	59,517	59,517	48,837
Additions			10,680
Balance at end of the year	59,517	59,517	59,517
Transmission | LT Funil-Itapebi
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	53,541	54,597
Reversals		(1,056)
Balance at end of the year	53,541	53,541	54,597
Transmission | LT Camacari IV - Sapeacu
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	50,106	39,552
Additions	2,758	10,554
Balance at end of the year	52,864	50,106	39,552
Transmission | LT Plo
RECOVERABLE VALUE OF LONG-TERM ASSETS
Additions	9,044
Balance at end of the year	9,044
Transmission | T ucurui/Miramar
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	16,069
Additions	2,591
Balance at end of the year	18,660	16,069
Transmission | CC 010-2011 Paraso Lagoa Nova
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	44,800	44,800	12,246
Additions			32,554
Balance at end of the year	44,800	44,800	44,800
Transmission | SE Coletora Porto Velho
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	43,973	34,123
Additions		9,850	34,123
Reversals	(40,787)
Balance at end of the year	3,186	43,973	34,123
Transmission | LT Recife II - Suape II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	43,153	28,325
Additions	1,972	14,828
Balance at end of the year	45,125	43,153	28,325
Transmission | CC 010-2007 Ibicoara Brumado
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	40,611	40,611
Balance at end of the year	40,611	40,611	40,611
Transmission | CC 017-2012 Mirueira Jaboatao
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	31,184	31,184	20,290
Additions			10,894
Balance at end of the year	31,184	31,184	31,184
Transmission | CC 018-2009 Eunap TFreitas C2
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	30,232	30,232	7,784
Additions			22,448
Balance at end of the year	30,232	30,232	30,232
Transmission | SE Caxias / Iju / N. Petropolis / Lajeado
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	27,553	32,259
Reversals	(27,553)	(4,706)
Balance at end of the year		27,553	32,259
Transmission | CC 019-2012 Igapora Pinda
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	21,506	21,506	59,678
Reversals			(38,172)
Balance at end of the year	21,506	21,506	21,506
Transmission | LT Presidente Medice - Santa Cruz
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	20,611	27,339
Reversals	(2,067)	(6,728)
Balance at end of the year	18,544	20,611	27,339
Transmission | CC 015-2012 Camacari IV Piraja
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	18,060	18,060
Additions			18,060
Balance at end of the year	18,060	18,060	18,060
Transmission | LT Campos Novos - Nova Santa Rita
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	16,847	30,822	22,089
Additions	350		8,733
Reversals		(13,975)
Balance at end of the year	17,197	16,847	30,822
Transmission | Linha Verde Transmissora de Energia S/A
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		64,706	100,494
Reversals			(35,788)
Balance at end of the year			64,706
Transmission | SE Miranda II
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year		7,079
Additions			7,079
Balance at end of the year			7,079
Transmission | Others3
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	269,033	342,021	275,043
Additions	194,185		66,978
CLASSIFICATION - HELD FOR SALE	(162,791)
Balance at end of the year	300,427	269,033	342,021
Transmission | Others4
RECOVERABLE VALUE OF LONG-TERM ASSETS
Balance at beginning of the year	R$ 285,102	65,098
Additions		220,004
Balance at end of the year		R$ 285,102	R$ 65,098